Item 1. Report to Shareholders

T. Rowe Price International Stock Portfolio
--------------------------------------------------------------------------------
December 31, 2003

Certified Annual Report

This report is certified under the Sarbanes-Oxley Act of 2002, which requires that public companies, including mutual funds, affirm that the information provided in their annual and semiannual shareholder reports fully and fairly represents their financial position.

T. Rowe Price International Stock Portfolio
Certified Annual Report

Performance Comparison
--------------------------------------------------------------------------------

This chart shows the value of a hypothetical $10,000 investment in the fund over the past 10 fiscal year periods or since inception (for funds lacking 10-year records). The result is compared with a broad-based average or index. The index return does not reflect expenses, which have been deducted from the fund's return.

(Graphic Omitted)

International Stock Portfolio
--------------------------------------------------------------------------------

As of 12/31/03

International Stock Portfolio                              $             14,090

MSCI EAFE Index                                            $             15,402

Lipper Variable Annuity Underlying
International Funds Average                                $             15,807


                                                                         Lipper
                                                                       Variable
                                                                        Annuity
                          International                MSCI          Underlying
                                  Stock                EAFE       International
                              Portfolio               Index       Funds Average

3/31/94                     $    10,000         $    10,000         $    10,000

12/94                            10,180              10,435              10,039

12/95                            11,318              11,640              11,124

12/96                            12,982              12,380              12,691

12/97                            13,383              12,635              13,638

12/98                            15,505              15,204              15,488

12/99                            20,672              19,355              21,597

12/00                            16,984              16,653              18,051

12/01                            13,211              13,122              14,237

12/02                            10,795              11,067              11,698

12/03                            14,090              15,402              15,807

Average Annual Compound Total Return
--------------------------------------------------------------------------------
                                                                           Since
                                                                       Inception
Periods Ended 12/31/03    1 Year        3 Years         5 Years          3/31/94
--------------------------------------------------------------------------------

International Stock
Portfolio                 30.52%         -6.04%          -1.90%            3.58%

MSCI EAFE Index           39.17          -2.57            0.26             4.53

Lipper Variable Annuity
Underlying International
Funds Average             35.41          -4.25            1.34             5.28

Past performance cannot guarantee future results. Investment return and principal value represent past performance and will vary. Shares may be worth more or less at redemption than at original purchase.

Total returns do not include charges imposed by your insurance company's separate account. If these were included, performance would have been lower.

Dear Shareholder,

International stocks soared and the fund posted a powerful return of 30.52% in 2003, although performance lagged the MSCI EAFE Index and Lipper Variable Annuity International Funds Average due to the fund's emphasis on growth stocks. International value stocks significantly outperformed growth stocks from the end of 2002 through most of 2003, although growth stocks began to narrow the gap in recent months.

As you know, the fund seeks to provide long-term growth of capital by investing primarily in established companies outside the U.S. The fund is diversified broadly among developed and some emerging markets. It focuses primarily on larger-cap and, to a lesser extent, on medium-cap growth stocks.


Major International Index Returns
--------------------------------------------------------------------------------

                                                                        12-Month
Period Ended 12/31/03                                                     Return
--------------------------------------------------------------------------------

MSCI EAFE                                                                 39.17%

MSCI Europe                                                               39.14

MSCI Japan                                                                36.15

MSCI Pacific Ex-Japan                                                     47.03

MSCI Latin America                                                        73.66

S&P 500 Stock Index                                                       28.68

The Major International Index Returns table shows how various international markets performed over the fund's fiscal year. As you can see, Latin American and other emerging markets outpaced the developed markets of Europe and Japan over the 12-month period, and all international stocks surpassed U.S. shares measured by the S&P 500 Index.

Top 5 Sectors
--------------------------------------------------------------------------------
                                                        Percent of Net Assets
                                                   12/31/02             12/31/03
--------------------------------------------------------------------------------

Financials                                            19.5%                23.3%

Consumer Discretionary                                18.3                 18.3

Telecommunication Services                             9.3                 10.3

Health Care                                           12.2                  9.4

Consumer Staples                                       9.5                  8.9

The Top 5 Sectors table reflects the portfolio's allocation to various sectors during the same period. We reduced our exposure to health care stocks and increased our allocation of financial and telecommunication services holdings where we see opportunities in the months ahead.

(Graphic Omitted)

Geographic Diversification
--------------------------------------------------------------------------------

Europe       Japan       Pacific Rim      Latin America      Other and Reserves

 69%          18%             8%                2%                    3%

Based on net assets as of 12/31/03.

The Geographic Diversification chart shows the fund's geographic profile as of December 31, 2003. In accordance with the fund's strategy of investing in established larger-cap companies, our highest regional exposure was to European markets and Japan, where most of these companies are located. The portfolio normally invests only a small portion of its assets in Latin American and Asian markets outside Japan. Please see the Portfolio of Investments section following this letter for a breakdown by individual country.

Finally, I'm sure you are aware that mutual fund companies have recently come under scrutiny for their trading policies. The investigations have led to allegations that executives of several mutual fund companies permitted or engaged in improper mutual fund trading. In addition, certain intermediaries that process fund transactions are alleged to have assisted some investors in executing improper mutual fund trades. I want T. Rowe Price shareholders to know that we emphatically condemn the abuses that have been revealed or alleged against other firms in our industry. Our firm has not entered and will not enter into any agreements with any investors or intermediaries that authorize after-hours trading or excessive short-term trading in any of our funds. T. Rowe Price investors can be assured that our firm unequivocally opposes illegal or inappropriate trading of any nature and has policies and procedures in place designed to protect the best interests of our long-term shareholders. No T. Rowe Price executives or portfolio managers or investment personnel of the T. Rowe Price mutual funds have engaged in any inappropriate trading of T. Rowe Price mutual funds. You may find out more about our trading policies and the steps we take to protect your interests by visiting our Web site (troweprice.com). These policies are also spelled out in your fund's prospectus.

We thank you for your continued support.


Respectfully,


James S. Riepe
Chairman

January 16, 2004

Financial Highlights
T. Rowe Price International Stock Portfolio
Certified Shareholder Report and Financials

                               For a share outstanding throughout each period
                      ----------------------------------------------------------
                          Year
                         Ended
                      12/31/03    12/31/02    12/31/01  12/31/00      12/31/99

NET ASSET VALUE

Beginning
of period            $    9.26   $   11.47   $   15.07 $   19.04     $   14.52

Investment
activities

  Net investment
  income (loss)           0.13        0.10        0.24      0.07          0.12

  Net realized and
  unrealized gain
  (loss)                  2.69       (2.20)      (3.59)    (3.46)         4.69

  Total from
  investment
  activities              2.82       (2.10)      (3.35)    (3.39)         4.81

Distributions

  Net investment
  income                 (0.13)      (0.10)      (0.25)    (0.10)        (0.07)

  Net realized
  gain                   (0.01)      (0.01)       --       (0.48)        (0.22)

  Total
  distributions          (0.14)      (0.11)      (0.25)    (0.58)        (0.29)

NET ASSET VALUE

End of period        $   11.94   $    9.26   $   11.47 $   15.07     $   19.04
                     ----------------------------------------------------------

Ratios/Supplemental Data

Total return^            30.52%     (18.29)%    (22.21)%  (17.84)%       33.32%

Ratio of total
expenses to
average net assets        1.05%       1.05%       1.05%     1.05%         1.05%

Ratio of net
investment income
(loss) to average
net assets                1.22%       0.93%       1.90%     0.43%         0.83%

Portfolio turnover
rate                      26.9%       28.8%       27.7%     41.7%         25.4%

Net assets,
end of period
(in thousands)       $ 508,876   $ 439,350   $ 550,329 $ 662,159     $ 707,330

^ Total return reflects the rate that an investor would have earned on an investment in the fund during each period, assuming reinvestment of all distributions.

The accompanying notes are an integral part of these financial statements.

Portfolio of Investments ss.
T. Rowe Price International Stock Portfolio
Certified Annual Report
December 31, 2003

                                                    Shares                Value
--------------------------------------------------------------------------------
                                                                        ($ 000s)

AUSTRALIA  1.5%

Common Stocks  0.9%

BHP Billiton                                       372,876                3,422

Coles Myer                                         179,000                1,019

                                                                          4,441

Preferred Stocks  0.6%

News Corporation                                   395,569                2,979

                                                                          2,979

Total Australia (Cost $6,050)                                             7,420

BELGIUM  0.8%

Common Stocks  0.8%

Dexia                                              117,450                2,021

Fortis                                              24,822                  499

Fortis (Unified shares)                             40,160                  808

UCB                                                 16,864                  635

Total Belgium (Cost $2,919)                                               3,963

BRAZIL  0.9%

Common Stocks  0.9%

Companhia de Bebidas
  ADR (USD)                                         64,600                1,648

Grupo Pao de Acucar
  ADR (USD)                                         20,100                  506

Petroleo Brasileiro (Petrobras) ADR
(1 ADR represents 1
  preferred share) (USD)                            91,120                2,429

Total Brazil (Cost $3,553)                                                4,583

CANADA  0.3%

Common Stocks  0.3%

Alcan Aluminum                                      16,680                  782

Royal Bank of Canada                                13,380                  640

Total Canada (Cost $681)                                                  1,422

CHINA  0.2%

Common Stocks  0.2%

China Life Insurance
  (Restricted shares) (HKD) *                    1,255,000                1,026

Total China (Cost $586)                                                   1,026

DENMARK  0.6%

Common Stocks  0.6%

Novo Nordisk, Series B                              73,305                2,983

Total Denmark (Cost $2,307)                                               2,983


FINLAND  1.3%

Common Stocks  1.3%

Nokia                                              372,366                6,432

Total Finland (Cost $3,198)                                               6,432

FRANCE  15.6%

Common Stocks  15.6%

Aventis                                             60,247                3,978

AXA                                                146,744                3,137

BNP Paribas                                        143,326                9,015

Compagnie de Saint-Gobain                           61,580                3,011

Credit Agricole                                    156,229                3,726

France Telecom *                                   162,400                4,637

Groupe Danone                                        4,610                  752

Hermes                                              19,541                3,777

L'Oreal                                             32,086                2,628

Lafarge                                              6,605                  587

LVMH                                                51,249                3,726

Pinault Printemps Redoute                            9,128                  881

Renault                                             10,396                  716

Sanofi-Synthelabo                                   90,161                6,782

Schneider Electric                                  49,592                3,243

Societe Generale                                    15,298                1,349

Societe Television Francaise 1                     164,693                5,744

Sodexho Alliance                                    86,779                2,614

STMicroelectronics                                  65,547                1,776

Thomson                                             61,200                1,301

Total, Series B                                     81,804               15,192

Vivendi Universal *                                 37,736                  916

Total France (Cost $52,922)                                              79,488

GERMANY  2.4%

Common Stocks  2.4%

Allianz                                             13,253                1,671

Bayer                                               26,752                  783

Bayerische Hypo-und
  Vereinsbank *                                     41,041                  948

Celesio                                             19,897                  964

Deutsche Bank                                       38,803                3,212

E.On                                                18,233                1,188

Hypo Real Estate
  (Spin Off Shares) *                               10,260                  256

Rhoen-Klinikum                                      18,139                1,017

SAP                                                  8,070                1,354

Siemens                                             12,849                1,028

Total Germany (Cost $10,230)                                             12,421

HONG KONG  1.3%

Common Stocks  1.3%

Cheung Kong Holdings                               171,000                1,355

China Mobile (Hong Kong)                           695,000                2,130

Hong Kong & China Gas                              684,000                1,044

Sun Hung Kai Properties                            243,000                2,003

Total Hong Kong (Cost $5,282)                                             6,532

INDIA  1.3%

Common Stocks  1.3%

Hindustan Lever                                    720,910                3,241

Infosys Technologies                                11,700                1,431

Zee Telefilms                                      527,800                1,735

Total India (Cost $5,905)                                                 6,407

ISRAEL  0.1%

Common Stocks  0.1%

Check Point Software
  Technologies (USD) *                              28,726                  483

Total Israel (Cost $560)                                                    483

ITALY  5.0%

Common Stocks  5.0%

Alleanza Assicurazioni                             253,540                2,773

Banca Intesa                                       282,135                1,102

Banco Popolare di
  Verona e Novara                                   63,200                1,069

ENI                                                323,658                6,101

Mediaset                                            93,469                1,109

Mediolanum                                         121,295                  955

Telecom Italia *                                   736,785                2,182

Telecom Italia Mobile                              553,094                3,003

Telecom Italia-RNC *                               897,147                1,825

UniCredito Italiano                              1,013,411                5,465

Total Italy (Cost $17,092)                                               25,584

JAPAN  18.1%

Common Stocks  18.1%

Canon                                               56,000                2,608

Credit Saison                                       75,200                1,699

Dai Nippon Printing                                 81,000                1,138

Daito Trust Construction                            53,500                1,588

Daiwa House Industry                               172,000                1,830

Daiwa Securities                                   358,000                2,436

Denso                                               69,300                1,365

Fanuc                                               17,100                1,025

Fuji Television Network                                219                1,186

Fujisawa Pharmaceutical                             76,000                1,621

Funai Electric                                      12,900                1,771

Honda                                               66,900                2,972

Hoya                                                10,700                  983

Keyence                                              5,500                1,160

Kirin Brewery                                      131,000                1,118

Kyocera                                             14,100                  940

Marui                                              116,800                1,472

Mitsubishi                                         160,000                1,696

Mitsubishi Estate                                  224,000                2,124

Mitsubishi Heavy Industries                        249,000                  693

Mitsui Fudosan                                     433,000                3,912

Mitsui Trust Holdings *                            253,000                1,414

NEC                                                 61,000                  449

Nippon Telegraph & Telephone                           317                1,530

Nissan Motor                                       103,200                1,179

Nomura Holdings                                    337,000                5,741

NTT DoCoMo                                           1,730                3,924

Oji Paper                                          193,000                1,247

Oki Electric Industry *                            185,000                  723

Orix                                                 8,200                  678

Rohm                                                22,200                2,603

Secom                                              121,000                4,518

Sekisui House                                      154,000                1,591

Seven-Eleven Japan                                 116,000                3,519

Shin-Etsu Chemical                                  29,700                1,214

SMC                                                 12,100                1,507

Sony                                                30,400                1,053

Sumitomo                                            84,000                  626

Sumitomo Metal Industries                        1,289,000                1,275

Sumitomo Mitsui Financial                              596                3,176

Suzuki Motor                                       117,000                1,732

Takeda Chemical Industries                          18,800                  746

Teijin                                             335,000                  985

Toyoda Gosei                                        32,700                  943

Toyota Motor                                        74,800                2,527

UFJ Holdings *                                         746                3,586

Uniden                                              75,000                1,377

Vodafone Holdings K. K.                              1,186                3,177

Yamanouchi Pharmaceutical                           83,000                2,580

Yamato Transport                                    86,000                1,013

Total Japan (Cost $81,075)                                               91,970

LUXEMBOURG  0.1%

Common Stocks  0.1%

SES Global
  (1 FDR Represents 1 A share)                      28,390                  286

Total Luxembourg (Cost $408)                                                286

MEXICO  1.4%

Common Stocks  1.4%

America Movil ADR
  Series L (USD)                                    78,400                2,144

Femsa UBD Units
(Represents 1 Series B
  and 4 Series D shares)                           381,790                1,409

Grupo Financiero BBVA
  Bancomer, Series B *                           2,139,000                1,827

Wal-Mart de Mexico                                 704,926                2,009

Total Mexico (Cost $6,034)                                                7,389

NETHERLANDS  4.8%

Common Stocks  4.8%

Akzo Nobel                                           7,184                  277

ASML Holding *                                     151,490                3,001

ING Groep                                          215,400                5,018

Koninklijke Numico *                                92,527                2,554

Philips Electronics                                155,052                4,523

Reed Elsevier                                      135,670                1,684

Royal Dutch Petroleum                               30,100                1,585

Royal KPN *                                        316,700                2,442

Royal KPN 144A *                                    78,500                  605

VNU                                                 53,538                1,690

Wolters Kluwer                                      78,242                1,222

Total Netherlands (Cost $20,003)                                         24,601

NORWAY  0.3%

Common Stocks  0.3%

Orkla, Series A                                     66,020                1,476

Total Norway (Cost $926)                                                  1,476

RUSSIA  0.7%

Common Stocks  0.7%

Gazprom ADR (USD)                                    2,800                   73

Lukoil ADR 144A (USD)                               14,220                1,326

Mobile Telesystems ADR (USD)                         3,900                  323

YUKOS ADR (USD)                                     38,654                1,623

Total Russia (Cost $2,732)                                                3,345

SINGAPORE  0.9%

Common Stocks  0.9%

MobileOne Limited                                1,156,000                1,021

United Overseas Bank                               463,424                3,602

Total Singapore (Cost $3,656)                                             4,623

SOUTH KOREA  1.6%

Common Stocks  1.6%

POSCO ADR (USD)                                     35,922                1,220

Samsung Electronics                                 13,056                4,942

South Korea Telecom                                 13,540                2,262

Total South Korea (Cost $4,584)                                           8,424

SPAIN  3.8%

Common Stocks  3.8%

Antena 3 Television *                                  634                   28

Banco Bilbao Vizcaya Argentaria                    306,476                4,228

Banco Santander Central Hispano                    325,345                3,849

Endesa                                             103,474                1,988

Gas Natural                                         85,580                2,000

Inditex                                             98,100                1,990

Repsol                                              53,362                1,040

Telefonica                                         179,536                2,633

Telefonica ADR (USD)                                32,281                1,427

Total Spain (Cost $14,683)                                               19,183

SWEDEN  2.7%

Common Stocks  2.7%

Electrolux, Series B                                69,590                1,529

Hennes & Mauritz, Series B                         144,790                3,442

LM Ericsson, Series B *                            531,629                  953

NORDEA                                             206,288                1,549

Sandvik                                             16,720                  577

Securitas, Series B                                432,852                5,837

Total Sweden (Cost $12,255)                                              13,887

SWITZERLAND  6.2%

Common Stocks  6.2%

Adecco                                             116,720                7,500

Credit Suisse Group                                106,500                3,895

Nestle                                              42,161               10,529

Roche Holding
  (Participation certificates)                      28,000                2,823

UBS                                                 99,888                6,838

Total Switzerland (Cost $20,224)                                         31,585

TAIWAN  0.6%

Common Stocks  0.6%

China Trust Finance Holdings                       621,600                  624

MediaTek                                            94,150                  885

Taiwan Semiconductor
  Manufacturing                                    937,320                1,753

Total Taiwan (Cost $2,709)                                                3,262

THAILAND  0.5%

Common Stocks  0.5%

Bangkok Bank NVDR *                              1,024,000                2,817

Total Thailand (Cost $1,286)                                              2,817

TURKEY  0.4%

Common Stocks  0.4%

Turkcell Iletisim Hizmet
  ADR (USD) *                                       68,474                1,818

Total Turkey (Cost $1,093)                                                1,818

UNITED KINGDOM  24.4%

Common Stocks  24.4%

Abbey National                                     100,818                  956

AstraZeneca                                        116,973                5,596

Astro All Asia (MYR) *                             412,000                  479

Astro All Asia
  (Restricted shares) (MYR) *                      345,000                  401

Autonomy *                                          54,904                  235

BG Group                                           213,166                1,091

BP                                                 325,486                2,632

British Sky Broadcast *                             80,638                1,012

Cadbury Schweppes                                  181,903                1,332

Capita                                             116,500                  505

Carnival                                            23,637                  950

Celltech *                                         147,157                  993

Centrica                                           480,400                1,809

Compass                                          1,136,280                7,708

David S. Smith                                     160,000                  464

Diageo                                             246,212                3,230

Electrocomponents                                  388,410                2,253

Friends Provident                                  148,000                  349

GKN                                                 23,000                  110

GlaxoSmithKline                                    752,798               17,201

Granada                                            149,682                  326

Hays                                               788,785                1,690

Hilton Group                                       170,000                  682

HSBC (HKD)                                          88,800                1,401

Kesa Electricals                                   163,781                  752

Kingfisher                                       1,273,144                6,329

Reckitt Benckiser                                   56,504                1,275

Reed Elsevier (Ordinary shares)                    564,353                4,707

Rio Tinto                                          266,417                7,338

Royal Bank of Scotland Group                       408,183               11,993

Shell Transport & Trading                          736,945                5,466

Standard Chartered                                  89,500                1,474

Tesco                                            1,052,140                4,841

Tomkins                                            488,132                2,331

Unilever                                           370,285                3,442

United Business Media                               82,663                  723

Vodafone                                         6,033,354               14,916

Woolworths                                         330,500                  261

WPP Group                                          495,580                4,852

Total United Kingdom (Cost $108,520)                                    124,105

UNITED STATES  1.8%

Money Market Funds  1.8%

T. Rowe Price Reserve
  Investment Fund 1.13% #                        9,032,839                9,033

Total United States (Cost $9,033)                                         9,033

SECURITIES LENDING COLLATERAL  12.9%

Money Market Pooled Account  12.9%

Investment in money market
pooled account managed by
JP Morgan Chase Bank
  London, (USD) 1.12% #                         65,691,920               65,692

Total Securities Lending Collateral
(Cost $65,692)                                                           65,692

Total Investments in Securities
112.5% of Net Assets (Cost $466,198)                                   $572,240
                                                                       --------

#    Seven-day yield

*    Non-income producing

144A Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be resold in transactions exempt from registration only to qualified institutional buyers--total of such securities at period-end amounts to $1,931,000 and represents 0.4% of net assets

ss. Denominated in currency of the country of incorporation unless otherwise noted

ADR  American Depository Receipts

FDR  Fiduciary Depository Receipts

HKD  Hong Kong dollar

MYR  Malaysian ringgit

USD  United States dollar

The accompanying notes are an integral part of these financial statements.

Statement of Assets and Liabilities
T. Rowe Price International Stock Portfolio
Certified Shareholder Report and Financials
December 31, 2003
($ 000s)

Assets

Investments in securities, at value (cost $466,198)        $            572,240

Other assets                                                              3,208

Total assets                                                            575,448

Liabilities

Obligation to return securities lending collateral                       65,692

Other liabilities                                                           880

Total liabilities                                                        66,572

NET ASSETS                                                 $            508,876
                                                           --------------------

Net Assets Consist of:

Undistributed net realized gain (loss)                     $           (175,367)

Net unrealized gain (loss)                                              106,088

Paid-in-capital applicable to 42,608,422 shares of
$0.0001 par value capital stock outstanding;
1,000,000,000 shares of the Corporation authorized                      578,155

NET ASSETS                                                 $            508,876
                                                           --------------------

NET ASSET VALUE PER SHARE                                  $              11.94
                                                           --------------------

The accompanying notes are an integral part of these financial statements.

Statement of Operations
T. Rowe Price International Stock Portfolio
Certified Shareholder Report and Financials
($ 000s)

                                                                           Year
                                                                          Ended
                                                                       12/31/03

Investment Income (Loss)

Income

  Dividend (net of foreign taxes of $1,318)                $              9,515

  Securities lending                                                        429

  Interest (net of foreign taxes of $1)                                      13

  Total income                                                            9,957

Investment management and administrative expense                          4,604

Net investment income (loss)                                              5,353

Realized and Unrealized Gain (Loss)

Net realized gain (loss)

  Securities                                                            (35,002)

  Foreign currency transactions                                             292

  Net realized gain (loss)                                              (34,710)

Change in net unrealized gain (loss)

  Securities                                                            151,294

  Other assets and liabilities
  denominated in foreign currencies                                         271

  Change in net unrealized gain (loss)                                  151,565

Net realized and unrealized gain (loss)                                 116,855

INCREASE (DECREASE) IN NET
ASSETS FROM OPERATIONS                                     $            122,208
                                                           --------------------

The accompanying notes are an integral part of these financial statements.

Statement of Changes in Net Assets
T. Rowe Price International Stock Portfolio
Certified Shareholder Report and Financials
($ 000s)

                                                      Year
                                                     Ended
                                                  12/31/03             12/31/02

Increase (Decrease) in Net Assets

Operations

  Net investment income (loss)             $         5,353      $         4,837

  Net realized gain (loss)                         (34,710)             (78,949)

  Change in net unrealized gain (loss)             151,565              (26,917)

  Increase (decrease) in net assets
  from operations                                  122,208             (101,029)

Distributions to shareholders

  Net investment income                             (5,454)              (4,769)

  Net realized gain                                   (419)                (477)

  Decrease in net assets from distributions         (5,873)              (5,246)

Capital share transactions *

  Shares sold                                      182,589              769,260

  Distributions reinvested                           5,873                5,235

  Shares redeemed                                 (235,271)            (779,199)

  Increase (decrease) in net assets from capital
  share transactions                               (46,809)              (4,704)

Net Assets

Increase (decrease) during period                   69,526             (110,979)

Beginning of period                                439,350              550,329

End of period                              $       508,876      $       439,350
                                           ---------------      ---------------

*Share information

  Shares sold                                       19,072               71,664

  Distributions reinvested                             515                  575

  Shares redeemed                                  (24,418)             (72,780)

  Increase (decrease) in shares outstanding         (4,831)                (541)

The accompanying notes are an integral part of these financial statements.

Notes to Financial Statements
T. Rowe Price International Stock Portfolio
Certified Annual Report
December 31, 2003

NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES

T. Rowe Price International Series, Inc. (the corporation) is registered under the Investment Company Act of 1940 (the 1940 Act). The International Stock Portfolio (the fund), a diversified, open-end management investment company, is one portfolio established by the corporation and commenced operations on March 31, 1994. The fund seeks long-term growth of capital through investments primarily in the common stocks of established, non-U.S. companies.

The accompanying financial statements were prepared in accordance with accounting principles generally accepted in the United States of America, which require the use of estimates made by fund management.

Valuation
The fund values its investments and computes its net asset value per share at the close of the New York Stock Exchange (NYSE), normally 4 p.m. ET, each day that the NYSE is open for business. Equity securities listed or regularly traded on a securities exchange or in the over-the-counter market are valued at the last quoted sale price, or official closing price for certain markets, at the time the valuations are made. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the latest bid and ask prices for domestic securities and the last quoted sale price for international securities.

Debt securities are generally traded in the over-the-counter market. Securities with original maturities of one year or more are valued at prices furnished by dealers who make markets in such securities or by an independent pricing service, which considers yield or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities. Securities with original maturities of less than one year are valued at amortized cost in local currency, which approximates fair value when combined with accrued interest.

Investments in mutual funds are valued at the mutual fund's closing net asset value per share on the day of valuation.

Other investments and those for which the above valuation procedures are inappropriate or are deemed not to reflect fair value are stated at fair value as determined in good faith by the T. Rowe Price Valuation Committee, established by the fund's Board of Directors.

Most foreign markets close before the NYSE. Normally, developments that could affect the values of securities that occur between the close of a foreign market and the close of the NYSE will not be reflected in security valuations used by the fund to compute its share price. However, if developments are so significant that they will, in the judgment of the fund, clearly and materially affect security values, such valuations may be adjusted to reflect the estimated fair value of the securities as of the close of the NYSE, as determined in good faith by the T. Rowe Price Valuation Committee, established by the fund's Board of Directors.

Currency Translation
Assets, including investments, and liabilities denominated in foreign currencies are translated into U.S. dollar values each day at the prevailing exchange rate, using the mean of the bid and ask prices of such currencies against U.S. dollars as quoted by a major bank. Purchases and sales of securities, income, and expenses are translated into U.S. dollars at the prevailing exchange rate on the date of the transaction. The effect of changes in foreign currency exchange rates on realized and unrealized security gains and losses is reflected as a component of security gains and losses.

Investment Transactions, Investment Income, and Distributions
Income and expenses are recorded on the accrual basis. Premiums and discounts on debt securities are amortized for financial reporting purposes. Dividends received from mutual fund investments are reflected as dividend income; capital gain distributions are reflected as realized gain/loss. Dividend income and capital gain distributions are recorded on the ex-dividend date. Investment transactions are accounted for on the trade date. Realized gains and losses are reported on the identified cost basis. Distributions to shareholders are recorded on the ex-dividend date. Income distributions are declared and paid on an annual basis. Capital gain distributions, if any, are typically declared and paid on an annual basis.

Other
In the normal course of business, the fund enters into contracts that provide general indemnifications. The fund's maximum exposure under these arrangements is dependent on claims that may be made against the fund in the future and, therefore, cannot be estimated; however, based on experience, the risk of material loss from such claims is considered remote.

NOTE 2 - INVESTMENT TRANSACTIONS

Consistent with its investment objective, the fund engages in the following practices to manage exposure to certain risks or enhance performance. The investment objective, policies, program, and risk factors of the fund are described more fully in the fund's prospectus and Statement of Additional Information.

Emerging Markets
At December 31, 2003, approximately 10% of the fund's net assets were invested in securities of companies located in emerging markets or denominated in or linked to the currencies of emerging market countries. Future economic or political developments could adversely affect the liquidity or value, or both, of such securities.

Securities Lending
The fund lends its securities to approved brokers to earn additional income. It receives as collateral cash and U.S. government securities valued at 102% to 105% of the value of the securities on loan. Cash collateral is invested in a money market pooled account managed by the fund's lending agent in accordance with investment guidelines approved by fund management. Collateral is maintained over the life of the loan in an amount not less than the value of loaned securities, as determined at the close of fund business each day; any additional collateral required due to changes in security values is delivered to the fund the next business day. Although risk is mitigated by the collateral, the fund could experience a delay in recovering its securities and a possible loss of income or value if the borrower fails to return the securities. Securities lending revenue recognized by the fund consists of earnings on invested collateral and borrowing fees, net of any rebates to the borrower and compensation to the lending agent. At December 31, 2003, the value of loaned securities was $63,066,000; aggregate collateral consisted of $65,692,000 in the money market pooled account.

Other
Purchases and sales of portfolio securities, other than short-term securities, aggregated $114,659,000 and $163,782,000, respectively, for the year ended December 31, 2003.

NOTE 3 - FEDERAL INCOME TAXES

No provision for federal income taxes is required since the fund intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code and distribute to shareholders all of its taxable income and gains. Federal income tax regulations differ from generally accepted accounting principles; therefore, distributions determined in accordance with tax regulations may differ significantly in amount or character from net investment income and realized gains for financial reporting purposes. Financial reporting records are adjusted for permanent book/tax differences to reflect tax character. Financial records are not adjusted for temporary differences.

Distributions during the year ended December 31, 2003 totaled $5,873,000 and were characterized as ordinary income for tax purposes. At December 31, 2003, the tax-basis components of net assets were as follows:

--------------------------------------------------------------------------------
Unrealized appreciation                                    $        126,074,000

Unrealized depreciation                                             (20,290,000)

Net unrealized appreciation (depreciation)                          105,784,000

Capital loss carryforwards                                         (175,063,000)

Paid-in capital                                                     578,155,000

Net assets                                                 $        508,876,000
                                                           --------------------

The fund intends to retain realized gains to the extent of available capital loss carryforwards for federal income tax purposes. As of December 31, 2003, the fund had $54,322,000 of capital loss carryforwards that expire in 2009, $70,854,000 that expire in 2010, and $49,887,000 that expire in 2011.

For the year ended December 31, 2003, the fund recorded the following permanent reclassifications to reflect tax character. Results of operations and net assets were not affected by these reclassifications.

--------------------------------------------------------------------------------

Undistributed net investment income                        $             46,000

Undistributed net realized gain                                         126,000

Paid-in capital                                                        (172,000)

At December 31, 2003, the cost of investments for federal income tax purposes was $466,502,000.


NOTE 4 - FOREIGN TAXES

The fund is subject to foreign income taxes imposed by certain countries in which it invests. Foreign income taxes are accrued by the fund as a reduction of income.

Gains realized upon disposition of Indian securities held by the fund are subject to capital gains tax in India, payable prior to repatriation of sale proceeds. The tax is computed on net realized gains, and realized losses in excess of gains may be carried forward eight years to offset future gains. In addition, the fund accrues a deferred tax liability for net unrealized gains on Indian securities.

NOTE 5 - RELATED PARTY TRANSACTIONS

The fund is managed by T. Rowe Price Associates, Inc. (the manager or Price Associates), a wholly owned subsidiary of T. Rowe Price Group, Inc. The investment management and administrative agreement between the fund and the manager provides for an all-inclusive annual fee equal to 1.05% of the fund's average daily net assets. The fee is computed daily and paid monthly. The agreement provides that investment management, shareholder servicing, transfer agency, accounting, and custody services are provided to the fund, and interest, taxes, brokerage commissions, directors' fees and expenses, and extraordinary expenses are paid directly by the fund. At December 31, 2003, $499,000 was payable under the agreement.

The fund may invest in the T. Rowe Price Reserve Investment Fund and the T. Rowe Price Government Reserve Investment Fund (collectively, the Reserve Funds), open-end management investment companies managed by Price Associates. The Reserve Funds are offered as cash management options only to mutual funds, trusts, and other accounts managed by Price Associates and/or its affiliates, and are not available to the public. The Reserve Funds pay no investment management fees. During the year ended December 31, 2003, dividend income from the Reserve Funds totaled $80,000.

T. Rowe Price International Stock Portfolio
Certified Annual Report

Report of Independent Auditors

To the Board of Directors of T. Rowe Price International Series, Inc. and Shareholders of T. Rowe Price International Stock Portfolio

In our opinion, the accompanying statement of assets and liabilities, including the portfolio of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of T. Rowe Price International Stock Portfolio (comprising T. Rowe Price International Series, Inc., hereafter referred to as the "Fund") at December 31, 2003, and the results of its operations, the changes in its net assets and the financial highlights for each of the fiscal periods presented, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 2003 by correspondence with the custodian, provide a reasonable basis for our opinion.


PricewaterhouseCoopers LLP
Baltimore, Maryland
January 26, 2004

T. Rowe Price International Stock Portfolio
Certified Annual Report

Tax Information (Unaudited) for the Tax Year Ended 12/31/03
--------------------------------------------------------------------------------

We are providing this information as required by the Internal Revenue Code. The amounts shown may differ from those elsewhere in this report because of differences between tax and financial reporting requirements.

The fund's distributions to shareholders included $420,000 from short-term capital gains.

For taxable non-corporate shareholders, $6,723,000 of the fund's income and short-term capital gains represents qualified dividend income subject to the 15% rate category.

The fund will pass through foreign source income of $6,723,000 and foreign taxes paid of $1,076,000.

Information on Proxy Voting
--------------------------------------------------------------------------------

A description of the policies and procedures that the T. Rowe Price International Stock Portfolio uses to determine how to vote proxies relating to portfolio securities is available, without charge, upon request by calling 1-800-225-5132. It also appears in the fund's Statement of Additional Information (Form 485B), which can be found on the SEC's Web site, www.sec.gov.

T. Rowe Price International Stock Portfolio
Certified Shareholder Report and Financials

About the Fund's Directors and Officers
--------------------------------------------------------------------------------

Your fund is governed by a Board of Directors that meets regularly to review investments, performance, expenses, and other business matters, and is responsible for protecting the interests of shareholders. The majority of the fund's directors are independent of T. Rowe Price Associates, Inc. (T. Rowe Price); "inside" directors are officers of T. Rowe Price. The Board of Directors elects the fund's officers, who are listed in the final table. The business address of each director and officer is 100 East Pratt Street, Baltimore, MD 21202. The Statement of Additional Information includes additional information about the fund directors and is available without charge by calling a T. Rowe Price representative at 1-800-225-5132.

Independent Directors

Name
(Date of Birth)
Year Elected*

Principal Occupation(s) During Past 5 Years and Other Directorships of Other Public Companies

Anthony W. Deering
(1/28/45)
1994

Director, Chairman of the Board, President, and Chief Executive Officer, The Rouse Company, real estate developers; Director, Mercantile Bank (4/03 to present)

Donald W. Dick, Jr.
(1/27/43)
1994

Principal, EuroCapital Advisors, LLC, an acquisition and management advisory firm

David K. Fagin
(4/9/38)
2001

Director, Golden Star Resources Ltd., Canyon Resources Corp. (5/00 to present), and Pacific Rim Mining Corp. (2/02 to present); Chairman and President, Nye Corp.

Karen N. Horn
(9/21/43)
2003

Managing Director and President, Global Private Client Services, Marsh Inc.; Managing Director and Head of International Private Banking, Bankers Trust; Director, Eli Lilly and Company

F. Pierce Linaweaver
(8/22/34)
2001

President, F. Pierce Linaweaver & Associates, Inc., consulting environmental and civil engineers

John G. Schreiber
(10/21/46)
2001

Owner/President, Centaur Capital Partners, Inc., a real estate investment company; Senior Advisor and Partner, Blackstone Real Estate Advisors, L.P.; Director, AMLI Residential Properties Trust, Host Marriott Corp., and The Rouse Company

Hubert D. Vos**
(8/2/33)
2001
Owner/President, Stonington Capital Corp., a private investment company

Paul M. Wythes**
(6/23/33)
1996

Founding Partner, Sutter Hill Ventures, a venture capital limited partnership, providing equity capital to young high-technology companies throughout the United States; Director, Teltone Corp.

* Each independent director oversees 107 T. Rowe Price portfolios and serves until retirement, resignation, or election of a successor.

**   Retired from Board of Directors effective December 31, 2003.

T. Rowe Price International Stock Portfolio
Certified Shareholder Report and Financials

Inside Directors

Name
(Date of Birth)
Year Elected*
[Number of T. Rowe Price Portfolios Overseen]

Principal Occupation(s) During Past 5 Years and Directorships of Other Public Companies

James S. Riepe
(6/25/43)
2002
[107]

Director and Vice President, T. Rowe Price; Vice Chairman of the Board, Director, and Vice President, T. Rowe Price Group, Inc.; Chairman of the Board and Director, T. Rowe Price Global Asset Management Limited, T. Rowe Price Global Investment Services Limited, T. Rowe Price Investment Services, Inc.,
T. Rowe Price Retirement Plan Services, Inc., and T. Rowe Price Services, Inc.; Chairman of the Board, Director, President, and Trust Officer, T. Rowe Price Trust Company; Director, T. Rowe Price International, Inc.; Chairman of the Board, International Series

M. David Testa, CFA, CIC
(4/22/44)
1994
[107]

Chief Investment Officer, Director, and Vice President, T. Rowe Price; Vice Chairman of the Board, Chief Investment Officer, Director, and Vice President,
T. Rowe Price Group, Inc.; Chairman of the Board and Director, T. Rowe Price International, Inc.; Director, T. Rowe Price Global Asset Management Limited and
T. Rowe Price Global Investment Services Limited; Director and Vice President,
T. Rowe Price Trust Company; Vice President, International Series

* Each inside director serves until retirement, resignation, or election of a successor.

Officers

Name (Date of Birth)
Title and Fund(s) Served

Principal Occupation(s)

Mark C.J. Bickford-Smith (4/30/62)
Vice President, International Series

Vice President, T. Rowe Price Group, Inc., and T. Rowe Price International, Inc.

Stephen V. Booth (6/21/61)
Vice President, International Series

Vice President, T. Rowe Price, T. Rowe Price Group, Inc., and T. Rowe Price Trust Company

Joseph A. Carrier (12/30/60)
Treasurer, International Series

Vice President, T. Rowe Price, T. Rowe Price Group, Inc., and T. Rowe Price Investment Services, Inc.

Ann B. Cranmer, FCIS (3/23/47)
Assistant Vice President, International Series

Vice President, T. Rowe Price Group, Inc., and T. Rowe Price International, Inc.; Vice President and Secretary, T. Rowe Price Global Asset Management Limited and T. Rowe Price Global Investment Services Limited

Roger L. Fiery III, CPA (2/10/59)
Vice President, International Series

Vice President, T. Rowe Price, T. Rowe Price Group, Inc., T. Rowe Price International, Inc., and T. Rowe Price Trust Company

John R. Ford, CFA (11/25/57)
President, International Series

Vice President, T. Rowe Price and T. Rowe Price Group, Inc.; Chief Investment Officer, Director, and Vice President, T. Rowe Price International, Inc.

Henry H. Hopkins (12/23/42)
Vice President, International Series

Director and Vice President, T. Rowe Price Group, Inc., T. Rowe Price Investment Services, Inc., T. Rowe Price Services, Inc., and T. Rowe Price Trust Company; Vice President, T. Rowe Price, T. Rowe Price International, Inc., and T. Rowe Price Retirement Plan Services, Inc.

Patricia B. Lippert (1/12/53)
Secretary, International Series

Assistant Vice President, T. Rowe Price and T. Rowe Price Investment Services, Inc.

Unless otherwise noted, officers have been employees of T. Rowe Price or T. Rowe Price International for at least five years.

T. Rowe Price International Stock Portfolio
Certified Shareholder Report and Financials

Officers (continued)

George A. Murnaghan (5/1/56)
Vice President, International Series

Vice President, T. Rowe Price, T. Rowe Price Group, Inc., T. Rowe Price International, Inc., T. Rowe Price Investment Services, Inc., and T. Rowe Price Trust Company

James B.M. Seddon (6/17/64)
Vice President, International Series

Vice President, T. Rowe Price Group, Inc. and T. Rowe Price International, Inc.

Julie L. Waples (5/12/70)
Vice President, International Series

Vice President, T. Rowe Price

David J.L. Warren (4/14/57)
Vice President, International Series

Vice President, T. Rowe Price and T. Rowe Price Group, Inc.; Chief Executive Officer, Director, and President, T. Rowe Price International, Inc.; Director,
T. Rowe Price Global Asset Management Limited

William F. Wendler II, CFA (3/14/62)
Vice President, International Series

Vice President, T. Rowe Price, T. Rowe Price Group, Inc., and T. Rowe Price International, Inc.

Edward A. Wiese, CFA (4/12/59)
Vice President, International Series

Vice President, T. Rowe Price, T. Rowe Price Group, Inc., and T. Rowe Price Trust Company; Chief Investment Officer, Director, and Vice President, T. Rowe Price Savings Bank

Unless otherwise noted, officers have been employees of T. Rowe Price or T. Rowe Price International for at least five years.


Item 2.  Code of Ethics.

As of the end of the period covered by this report, the registrant has adopted a code of ethics, as defined in Item 2 of Form N-CSR, applicable to its principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions. A copy of this code of ethics is filed as an exhibit to this Form N-CSR. No substantive amendments were approved or waivers were granted to this code of ethics during the period covered by this report.

Item 3.  Audit Committee Financial Expert.

The registrant's Board of Directors/Trustees has determined that Mr. David K. Fagin qualifies as an audit committee financial expert, as defined in Item 3 of Form N-CSR. Mr. Fagin is considered independent for purposes of Item 3 of Form N-CSR.

Item 4.  Principal Accountant Fees and Services.

(a) - (d) Aggregate fees billed to the registrant for the last two fiscal years for professional services rendered by the registrant's principal accountant were as follows:
                                               2003                  2002
     Audit Fees                             $13,744               $13,104
     Audit-Related Fees                         790                    --
     Tax Fees                                 3,569                 3,172
     All Other Fees                             124                   144

Audit fees include amounts related to the audit of the registrant's annual financial statements and services normally provided by the accountant in connection with statutory and regulatory filings. Audit-related fees include amounts reasonably related to the performance of the audit of the registrant's financial statements, specifically the issuance of a report on internal controls. Tax fees include amounts related to tax compliance, tax planning, and tax advice. Other fees include the registrant's pro-rata share of amounts for agreed-upon procedures in conjunction with service contract approvals by the registrant's Board of Directors/Trustees.

(e)(1) The registrant's audit committee has adopted a policy whereby audit and non-audit services performed by the registrant's principal accountant for the registrant, its investment adviser, and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant require pre-approval in advance at regularly scheduled audit committee meetings. If such a service is required between regularly scheduled audit committee meetings, pre-approval may be authorized by one audit committee member with ratification at the next scheduled audit committee meeting. Waiver of pre-approval for audit or non-audit services requiring fees of a de minimis amount is not permitted.

    (2) No services included in (b) - (d) above were approved pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f) Not applicable.

(g) The aggregate fees billed for the most recent fiscal year and the preceding fiscal year by the registrant's principal accountant for non-audit services rendered to the registrant, its investment adviser, and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant were $719,000 and $671,000, respectively, and were less than the aggregate fees billed for those same periods by the registrant's principal accountant for audit services rendered to the T. Rowe Price Funds.

(h) All non-audit services rendered in (g) above were pre-approved by the registrant's audit committee. Accordingly, these services were considered by the registrant's audit committee in maintaining the principal accountant's independence.

Item 5.  Audit Committee of Listed Registrants.

Not applicable.

Item 6.  [Reserved]

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 9. Controls and Procedures.

(a) The registrant's principal executive officer and principal financial officer have evaluated the registrant's disclosure controls and procedures within 90 days of this filing and have concluded that the registrant's disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-CSR was recorded, processed, summarized, and reported timely.

(b) The registrant's principal executive officer and principal financial officer are aware of no changes in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal half-year that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 10. Exhibits.

(a)(1) The registrant's code of ethics pursuant to Item 2 of Form N-CSR is attached.

(a)(2) Separate certifications by the registrant's principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

(b) A certification by the registrant's principal executive officer and principal financial officer, pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(b) under the Investment Company Act of 1940, is attached.


                                   SIGNATURES


         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

T. Rowe Price International Series, Inc.

By       /s/ James S. Riepe
         James S. Riepe
         Principal Executive Officer

Date     February 20, 2004


         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By       /s/ James S. Riepe
         James S. Riepe
         Principal Executive Officer

Date     February 20, 2004


By       /s/ Joseph A. Carrier
         Joseph A. Carrier
         Principal Financial Officer

Date     February 20, 2004